VOYA LETTERHEAD

LAW / PRODUCT FILING UNIT

ONE ORANGE WAY, C2N

WINDSOR, CT  06094-4774

J. NEIL MCMURDIE

SENIOR COUNSEL

PHONE: (860) 580-2824 ǀ EMAIL: NEIL.MCMURDIE@VOYA.COM

May 3, 2017

Securities and Exchange Commission

100 F Street, NE

Washington, DC  20549

Re:	Voya Retirement Insurance and Annuity company and its Variable Annuity Account I Prospectus Title: Retirement Master File Nos.: 333-130822 and 811-08582 Rule 497(j) Filing

Ladies and Gentlemen:

On behalf of Voya Retirement Insurance and Annuity Company and its Variable Annuity Account I, we hereby certify pursuant to Rule 497(j) under the Securities Act of 1933, as amended that:

•         The form of the Prospectus Supplement, Prospectus and the Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent post-effective amendment to the above-referenced Registration Statement; and

•         The text of the most recent post-effective amendment to the above-referenced Registration Statement was filed electronically by EDGARLink on April 19, 2017.

If you have any questions, please call the undersigned at (860) 580-2824.

Sincerely,

/s/ J. Neil McMurdie

J. Neil McMurdie

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